THE MAINSTAY FUNDS

Mainstay Global High Income Fund

Supplement dated October 25, 2011 (“Supplement”)
to the Summary Prospectus and the Prospectus for MainStay Global High Income Fund
dated February 28, 2011

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for the MainStay Global High Income Fund (“Fund”).  You may obtain copies of the Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the internet on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Changes to Portfolio Manager

Effective immediately, all references to Howard Booth as a portfolio manager of the Fund are hereby deleted and the following changes are hereby made:

a.	The table in the section entitled “Management” on page 77 of the Prospectus is hereby amended to add Jakob Bak as a portfolio manager:

Subadvisor	Portfolio Manager	Service Date
MacKay Shields LLC	Dan Roberts, Senior Managing Director Michael Kimble, Managing Director Jakob Bak, Director Gary Goodenough, Senior Managing Director	Since February 2011 Since February 2011 Since October 2011 Since 2003

b.	The “Portfolio Manager Biographies” subsection beginning on page 147 of the Prospectus is hereby revised to delete Howard Booth’s biography, and include the following:

Jakob Bak PhD, CFA – Mr. Bak has managed the MainStay Global High Income Fund since October 2011. Mr. Bak joined MacKay Shields in April 2011 as a Director and is a Portfolio Analyst with the Global Fixed Income team. Prior to joining MacKay Shields, Mr. Bak was a Senior Investment Strategist/Vice President with Pareto Partners from 2007 to 2011.  Before Pareto Partners, Mr. Bak was a Research Analyst/Vice President with Standish Mellon as a member of their Global Fixed Income team from 2000 to 2007. Mr. Bak holds a PhD from Ohio University, a BA from Cornell University and is a CFA Charterholder. He has been in the investment management industry since 2000.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY FUNDS

MainStay Global High Income Fund

Supplement dated October 25, 2011 (“Supplement”)
to the Statement of Additional Information dated February 28, 2011, as amended on June 20, 2011 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for the MainStay Global High Income Fund (“Fund”). You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

Changes to Portfolio Manager

Effective immediately, all references to Howard Booth as a portfolio manager of the Fund are hereby deleted and the following changes are hereby made:

1.
The section entitled “Portfolio Managers” beginning on page 108 of the SAI is hereby revised to: (a) delete Howard Booth; and (b) add Jakob Bak.  For Mr. Bak, the number of accounts and asset information presented in the third through eighth columns is as of October 25, 2011.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Jakob Bak	MainStay Global High Income Fund	None	0	None	0	0	0

2.
The table listing portfolio manager ownership of fund securities beginning on page 113 of the SAI is hereby amended to: (a) delete Howard Booth, and (b) add Jakob Bak.  For Mr. Bak, this information is provided as of October 25, 2011.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Jakob Bak	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE